Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets (Liabilities)
Derivative Liability	$ 24,954	$ 0
Fair value on a recurring basis [Member]
Assets (Liabilities)
Derivative Liability	(24,954)	16,284
Derivative, Fair Value, Net	(24,954)
Fair value on a recurring basis [Member] | Oil [Member]
Assets (Liabilities)
Derivative Assets (Liabilities), at Fair Value, Net		16,284
Fair value on a recurring basis [Member] | Level 1 [Member]
Assets (Liabilities)
Derivative Liability	0	0
Fair value on a recurring basis [Member] | Level 2 [Member]
Assets (Liabilities)
Derivative Liability	(24,954)	16,284
Derivative, Fair Value, Net		16,284
Fair value on a recurring basis [Member] | Level 3 [Member]
Assets (Liabilities)
Derivative Liability	$ 0	$ 0